OIL AND NATURAL GAS PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Brushy Resources, Inc [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]
The following table presents a summary of the Company’s oil and natural gas properties at March 31, 2016 and December 31, 2015:

($ in thousands)	March 31, 2016	December 31, 2015
Oil and natural gas properties
Proved-developed producing properties	$43,710	$43,912
Proved-developed non-producing properties	6,228	5,865
Proved-undeveloped properties	-	-
Unproved properties	2,420	2,389
Gross oil and natural gas properties	52,358	52,166
Less: Accumulated depletion	(35,992)	(35,282)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,366	$16,884

The following table presents a summary of the Company’s oil and natural gas properties at December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Oil and natural gas properties
Proved-developed producing properties	$43,912	$96,691
Proved-developed non-producing properties	5,865	2,880
Proved-undeveloped properties	-	13,330
Unproved properties	2,389	1,996
Less: Accumulated depletion	(35,282)	(23,131)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,884	$91,766